MUTUAL FUND AND VARIABLE INSURANCE TRUST

(the “Trust”)

SUPPLEMENT TO
STATEMENT OF ADDITIONAL INFORMATION

Rational Equity Armor Fund

Class A Shares: HDCAX	Class C Shares: HDCEX	Institutional Shares: HDCTX

Rational Tactical Return Fund

Class A Shares: HRSAX	Class C Shares: HRSFX	Institutional Shares: HRSTX

Rational Dynamic Brands Fund

Class A Shares: HSUAX	Class C Shares: HSUCX	Institutional Shares: HSUTX

Rational Strategic Allocation Fund

Class A Shares: HBAFX	Class C Shares: RHSCX	Institutional Shares: RHSIX

Rational/ReSolve Adaptive Asset Allocation Fund

Class A Shares: RDMAX	Class C Shares: RDMCX	Institutional Shares: RDMIX

Rational/Pier 88 Convertible Securities Fund

Class A Shares: PBXAX	Class C Shares: PBXCX	Institutional Shares: PBXIX

Rational Special Situations Income Fund

Class A Shares: RFXAX	Class C Shares: RFXCX	Institutional Shares: RFXIX

(collectively, the “Funds”)

December 30, 2021

The information in this Supplement amends certain information contained in the Funds’ Statement of Additional Information (the “SAI”) dated May 1, 2021.

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Effective January 1, 2022, Michael Schoonover will replace Jerry Szilagyi as President of Trust.

The information in the Trustees and Officers table under Management in the SAI is revised to remove references to Jerry Szilagyi and the information regarding Michael Schoonover is replaced with the information below.

Officers

Name, Address, Year of Birth	Position(s) Held with Trust	Term and Length Served	Principal Occupation(s) During Past 5 Years
Michael Schoonover 53 Palmeras St. Suite 601 San Juan, PR 00901 Year of Birth: 1983	President	Since 2022	Vice President of the Trust from 2018 through 2021; Chief Operating Officer (“COO”), Catalyst Capital Advisors LLC and Rational Advisors, Inc. since 2017; Portfolio Manager, Catalyst Capital Advisors LLC, 2013 – May 2021; President, MFund Distributors LLC since January 2020; COO, Catalyst International Advisors LLC, since 2019; COO, Insights Media LLC since 2019; COO, MFund Management LLC since 2019; COO, AlphaCentric Advisors LLC since January 2021; Portfolio Manager, Rational Advisors, Inc., 2016 – 2018.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, and SAI, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-800-253-0412 or by writing to the Funds at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474.

Please retain this Supplement for future reference.